Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill are as follows, with information retrospectively adjusted in accordance with the segment changes as disclosed in Note 3
0
:

	JD Retail	JD Logistics	Dada	New Businesses	Total
		(RMB in millions)
Transaction in 2020
Additions	2,627	1,633	—	—	4,260
Balance as of December 31, 2020
Goodwill	9,278	1,633	—	2,593	13,504
Accumulated impairment loss	(7)	—	—	(2,593)	(2,600)

	9,271	1,633	—	—	10,904

Transaction in 2021
Additions	1,529	—	—	—	1,529
Balance as of December 31, 2021
Goodwill	10,807	1,633	—	2,593	15,033
Accumulated impairment loss	(7)	—	—	(2,593)	(2,600)

	10,800	1,633	—	—	12,433

Transaction in 2022
Additions	1,398	5,350	3,144	1,586	11,478
Disposal of a subsidiary	(788)	—	—	—	(788)
Balance as of December 31, 2022
Goodwill	11,417	6,983	3,144	4,179	25,723
Accumulated impairment loss	(7)	—	—	(2,593)	(2,600)

	11,410	6,983	3,144	1,586	23,123